NET REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Licensing revenues		$ 2,000,000
Movantik revenues		52,100,000	$ 76,800,000
Sales of products	$ 6,530,000	59,800,000	85,757,000
Total Net Revenues	6,530,000	61,800,000	85,757,000
Contra Revenue For Movantik	2,600,000
Net Revenues From Other Products	$ 9,100,000	$ 7,700,000	$ 9,000,000